UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,737,416
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	3,325,247

		9,062,663

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/28	1,175	1,243,561
5.00%, 10/01/29	305	315,187

		1,558,748

Arkansas — 4.0%
Arkansas Development Finance Authority, Refunding RB, Series C (NPFGC):
5.35%, 12/01/11 (a)	1,050	1,116,455
5.35%, 12/01/35	11,115	11,267,720

		12,384,175

California — 11.7%
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	3,695	3,610,089
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,724,735
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,238,850
Modesto Schools Infrastructure Financing Agency, Special Tax Bonds (AMBAC), 5.50%, 9/01/36	4,240	4,010,786
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	3,175	3,395,694
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/40	3,250	3,358,777
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/21	2,975	2,979,165
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,220	2,250,059

Municipal Bonds	Par (000)	Value

California (concluded)
Roseville Joint Union High School District California, GO, Election of 2004, Series A (NPFGC), 5.00%, 8/01/29	$2,985	$3,075,356
Sacramento City Financing Authority California, RB, Capital Improvement (AMBAC), 5.00%, 12/01/27	150	152,394
San Francisco City & County Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,487
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	1,280	1,280,768
Stockton Public Financing Authority California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,430	1,949,589

		36,278,749

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,750,615
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	135	142,312

		3,892,927

District of Columbia — 0.8%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	2,500	2,547,650

Florida — 19.2%
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (b)	1,930	325,475
Miami International Airport, Series A, AMT (AGM), 5.25%, 10/01/41	13,010	13,186,155
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	6,700	6,898,990
Series A, AMT (AGM), 5.00%, 10/01/33	6,730	6,730,942
Water & Sewer System (AGM), 5.00%, 10/01/39	11,010	11,566,005

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
VRDN	Variable Rate Demand Notes

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, Refunding RB, Water & Sewer System (AGM), 5.00%, 10/01/29	$3,000	$3,258,990
County of St. John’s Florida, RB, CAB (AMBAC), 5.37%, 6/01/31 (b)	995	333,176
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	3,625	3,714,393
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,375	13,382,449

		59,396,575

Georgia — 3.5%
Georgia Higher Education Facilities Authority, RB, USG Real Estate III, Series A (AGC), 5.00%, 6/15/38	2,175	2,235,117
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	3,425	3,561,144
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	4,830	5,127,576

		10,923,837

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	260	273,842

Illinois — 7.5%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,080	2,405,707
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,968,106
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	2,315	2,470,985
5.00%, 1/01/29	3,585	3,801,247
5.00%, 1/01/30	1,430	1,508,450
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM), 5.25%, 1/01/35	2,085	2,188,520
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	2,270	2,567,938
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	4,000	4,319,160

		23,230,113

Indiana — 3.5%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	8,000	8,152,560
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,603,469

		10,756,029

Municipal Bonds	Par (000)	Value

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	$2,915	$3,140,009

Kansas — 0.5%
Sedgwick & Shawnee Counties Kansas, MRB, Series A-2, AMT (Ginnie Mae), 6.20%, 12/01/33	1,585	1,609,346

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	1,000	1,079,480
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,525	1,676,936

		2,756,416

Louisiana — 1.3%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	3,550	3,997,123

Maine — 0.9%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	2,795	2,942,352

Michigan — 11.6%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	4,170	4,352,187
Senior Lien, Series B (AGM), 7.50%, 7/01/33	2,500	3,046,450
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	2,600	2,854,670
Second Lien, Series E (BHAC), 5.75%, 7/01/31	5,060	5,472,997
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,986,113
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,860	1,955,697
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,000	2,063,580
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	1,440	1,579,651
5.25%, 10/15/25	750	816,473
Michigan Strategic Fund, Refunding RB, AMT (Syncora):
Detroit Edison Co. Project, Series A, 5.50%, 6/01/30	2,000	2,000,460
Detroit Edison Co., Pollution, Series C, 5.65%, 9/01/29	2,935	2,943,805
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	3,744,417

		35,816,500

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$1,975	$2,250,513

Nevada — 4.1%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,765	5,972,598
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	6,595	6,614,257
Nevada Housing Division, Refunding RB, S/F Mortgage, Mezzanine, Series A-2, AMT (NPFGC), 6.30%, 4/01/22	95	96,492

		12,683,347

New Jersey — 5.9%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,000	11,335,720
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,687,402
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,324,876

		18,347,998

New York — 0.8%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,489,359

North Carolina — 0.3%
North Carolina HFA, RB, Home Ownership, Series 14A, AMT (AMBAC), 5.35%, 1/01/22	1,060	1,067,229

Pennsylvania — 2.8%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	3,000	3,134,460
Pennsylvania Turnpike Commission, RB, Sub-Series B (AGM), 5.25%, 6/01/39	3,000	3,131,760
Pittsburgh & Allegheny County Sports & Exhibition Authority, Refunding RB, Regional Asset District Sales Tax (AGM), 5.00%, 2/01/31	2,270	2,380,617

		8,646,837

Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,500	4,000,255

South Carolina — 5.4%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	960	973,920
South Carolina State Public Service Authority, RB, Series A (AMBAC), 5.00%, 1/01/42	15,000	15,670,500

		16,644,420

Municipal Bonds	Par (000)	Value

Texas — 19.0%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	$1,795	$1,943,788
5.00%, 11/15/29	2,270	2,440,659
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	2,100	2,199,225
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,761,414
County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC), 5.00%, 8/15/39	1,805	1,881,749
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,000	1,148,130
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	2,935	3,149,842
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	1,250	1,359,775
North Texas Tollway Authority, RB, System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,130,000
North Texas Tollway Authority, Refunding RB (NPFGC) System, First Tier:
5.75%, 1/01/40	14,750	15,645,767
Series A, 5.13%, 1/01/28	3,950	4,154,017
Series A, 5.63%, 1/01/33	10,975	11,696,277
Series B, 5.75%, 1/01/40	1,000	1,060,730
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,339,030

		58,910,403

Utah — 1.4%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	4,085	4,246,766

Virginia — 0.8%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	2,195	2,562,684

Washington — 1.7%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,840	3,848,793
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (AGM), 5.25%, 10/01/33	1,330	1,416,703

		5,265,496

Total Municipal Bonds – 115.4%		357,682,361

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	$3,750	$3,856,350

California — 3.6%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	3,805	3,991,839
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	1,486	1,571,862
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,189	5,493,876

		11,057,577

Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,675,550

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,700	1,935,303

Florida — 7.6%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	6,608,786
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	14,040,250
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	2,535	2,851,191

		23,500,227

Georgia — 2.1%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	6,290	6,584,246

Illinois — 6.3%
Chicago Illinois O Hare International Airport Rev Ser A, 5.00%, 1/01/38	7,500	7,646,512
City of Chicago Illinois, RB, Series A (AGM), 5.00%, 1/01/33	7,500	7,646,513
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	3,969	4,277,633

		19,570,658

Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,553,349

Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,284,902

Nevada — 6.6%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,295,400

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Nevada (concluded)
Clark County Water Reclamation District, GO (concluded):
Series B, 5.50%, 7/01/29	$8,247	$9,223,123

		20,518,523

New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,941	4,163,166

New York — 2.4%
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	6,751	7,454,234

Washington — 2.5%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	6,883	7,728,094

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 40.0%		123,882,179

Total Long-Term Investments
(Cost – $460,600,472) – 155.4%		481,564,540

Short-Term Securities

Florida — 0.4%
Jacksonville Health Facilities Authority, VRDN, 0.28%, 8/15/27 (d)	1,115	1,115,000

	Shares

Money Market Fund – 4.9%
FFI Institutional Tax-Exempt Fund, 0.13% (e)(f)	15,320,105	15,320,105

Total Short-Term Securities (Cost – $16,435,105) – 5.3%		16,435,105

Total Investments (Cost – $477,035,577*) – 160.7%		497,999,645
Other Assets Less Liabilities – 1.7%		5,376,500
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.1)%		(62,432,272)
Preferred Shares, at Redemption Value – (42.3)%		(131,006,607)

Net Assets Applicable to Common Shares – 100.0%		$309,937,266

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$414,839,331

Gross unrealized appreciation	$22,915,447
Gross unrealized depreciation	(2,138,067)

Net unrealized appreciation	$20,777,380

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

FFI Institutional Tax-Exempt Fund	17,366,850	(2,046,745)	15,320,105	$6,760

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$481,564,540	—	$481,564,540
Short-Term Securities	$15,320,105	1,115,000	—	16,435,105

Total	$15,320,105	$482,679,540	—	$497,999,645

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 22, 2010